Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of series of convertible preferred stock
As of December 31, 2020, 2019 and 2018 the Company had outstanding the following series of convertible preferred stock, each par value $0.001 per share:

	December 31, 2020
(Amounts in thousands, except per share amounts)	Conversion Price per Share	Liquidation Preference	Shares Authorized	Shares Issued and Outstanding	Carrying Amount
Series A	$0.46	$17,500	38,393	38,393	$17,350
Series B	1.85	41,039	22,165	22,165	40,995
Series C	5.36	152,227	29,189	28,404	154,699
Series D-1	16.65	198,800	11,939	11,939	198,541
Series D-2	16.65	156,200	9,381	9,380	155,996
Series E	32.89	433,934	13,194	13,194	433,507
Series F	50.19	690,612	14,942	13,759	675,913
Series G	57.90	2,017,338	34,742	33,114	1,729,997
Series G-1	110.00	3,500,000	45,455	31,818	2,681,069
Series H-1	11.60	1,900,000	227,025	163,793	1,352,819
Series H-2	11.60	—	227,025	—	—
Series H-3	0.01	—	129,888	—	—
Series H-4	0.01	—	129,888	—	—
Acquisition	91.37	269,678	13,900	2,951	223,912
Junior	866.67	1,300	2	2	1,300

Total		$9,378,628	947,128	368,912	$7,666,098

	December 31, 2019		December 31, 2018
(Amounts in thousands)	Shares Issued and Outstanding	Carrying Amount	Shares Issued and Outstanding	Carrying Amount
Series A	$38,393	$17,350	$38,393	$17,350
Series B	22,165	40,995	22,165	40,995
Series C	28,404	154,699	28,404	154,699
Series D-1	11,939	198,541	11,939	198,541
Series D-2	9,380	155,996	9,380	155,996
Series E	13,194	433,507	13,194	433,507
Series F	13,759	675,913	13,759	675,913
Series G	33,114	1,729,997	33,114	1,729,997
Series G-1	31,818	2,681,069	—	—
Series H-1	17,241	161,353	—	—
Acquisition	2,920	222,884	1,408	90,398
Junior	2	1,300	2	1,300

Total	$222,329	$6,473,604	$171,758	$3,498,696